Borrowings	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
BORROWINGS [Text Block]

NOTE 11 -	BORROWINGS

Borrowings as of December 31, 2011 and 2010 consist of the following:

	December 31,	December 31,
	2011	2010

Credit facility	$326,050	$321,500
Less current portion	(36,700)	(29,200)

Total long term borrowings	$289,350	$292,300

On November 15, 2007, Navios Partners entered into a Credit Facility agreement with Commerzbank AG and DVB Bank AG maturing on November 15, 2017. This credit facility provided for borrowings of up to $260,000 with a margin from 0.80% to 1.25% depending on the loan to value ratio, of which $165,000 was drawn on November 16, 2007. Out of this amount, $160,000 was paid to Navios Holdings as part of the purchase price of the capital stock of the subsidiaries that owned or had rights to the eight vessels in Navios Partners' initial fleet. The balance of the drawn amount of $5,000 was used as working capital.
The availability of the $60,000 provided by the Credit Facility was cancelled in June 2009.
                              On January 11, 2010, March 30, 2010 and June 1, 2010, Navios Partners borrowed additional amounts of $24,000, $30,000 and $35,000 under new tranches to its Credit Facility to partially finance the acquisitions of the Navios Apollon, the Navios Sagittarius, the Navios Hyperion, the Navios Aurora II and the Navios Pollux.
  On December 15, 2010, Navios Partners borrowed an additional amount of $50,000 under a new tranche to its Credit Facility to partially finance the acquisitions of the Navios Melodia and the Navios Fulvia. The amendment provides for, among other things, a new margin from 1.65% to 1.95% depending on the loan to value ratio and a repayment schedule that began in February 2011. The facility is repayable in 24 quarterly installments of $7,300 each and three quarterly installments of $12,300 each with a final balloon payment of $109,400 to be repaid on the last repayment date. In 2011, Navios Partners repaid $29,200 million under its Credit facility.
  During 2010 and in accordance with ASC 470-50-40-21, each amendment to the revolving Credit Facility resulted in a greater borrowing capacity and therefore, new costs incurred plus any unamortized deferred costs are deferred and amortized over the remaining term of the amended arrangement.
  On May 27, 2011, Navios Partners entered into the May 2011 Credit Facility with the Lenders, and borrowed an amount of $35,000 to partially finance the acquisitions of the Navios Luz and the Navios Orbiter. The May 2011 Credit Facility has a maturity of seven years and is repayable in 28 quarterly installments of $625  each with a final balloon payment of $17,500  to be repaid on the last repayment date. The May 2011 Credit Facility bears interest at a rate of LIBOR plus 270 bps and also requires compliance with certain financial covenants. In 2011, Navios Partners repaid $1,250 under the May 2011 Credit Facility.
  On September 30, 2011, Navios Partners amended its credit facilities by adding new guarantors and providing for a minimum of $5,000 to be kept in a pledged account with the Lenders.
  As of December 31, 2011, our facilities are fully drawn and the total borrowings under the Credit Facilities amount to $326,050.
   As of December 31, 2011, Navios Partners was in compliance with the financial covenants of its Credit Facilities.
                              Amounts drawn under the facilities are secured by first preferred mortgages on Navios Partners' vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The Credit Facilities contain a number of restrictive covenants that prohibit Navios Partners from, among other things: undertaking new investments unless such is approved by the bank; incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; and subordinating the obligations under the new credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The Credit Facilities also require Navios Partners to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The Credit Facilities also require compliance with a number of financial covenants of Navios Partners, including tangible Net Worth, debt coverage ratios, specified tangible net worth to total debt percentages and minimum liquidity including pledged accounts. It is an event of default under the loan facilities if such covenants are not complied with.

  The maturity table below reflects the principal payments due under its Credit Facilities based on Navios Partners' $326,050 outstanding balance as of December 31, 2011.

Year	Amount

2012	$36,700
2013	31,700
2014	36,700
2015	31,700
2016	36,700
2017 and thereafter	152,550

$326,050